UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Municipal High Income Fund
Class A [STXAX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$42	0.83%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$314,774,712
Total Number of Portfolio Holdings*	227
Portfolio Turnover Rate	8%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7187-STSR-0325

Western Asset Municipal High Income Fund
Class C [SMHLX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$70	1.39%
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$314,774,712
Total Number of Portfolio Holdings*	227
Portfolio Turnover Rate	8%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7488-STSR-0325

Western Asset Municipal High Income Fund
Class I [LMHIX]
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$32	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$314,774,712
Total Number of Portfolio Holdings*	227
Portfolio Turnover Rate	8%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of  January 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Municipal High Income Fund	PAGE 1	7470-STSR-0325

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Municipal High Income Fund
Financial Statements and Other Important Information
Semi-Annual  | January 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.8%
Alabama — 3.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$400,000	$423,920 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	469,158 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/44	3,500,000	3,747,831
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,000,000	3,170,450
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,500,000	2,681,726
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	610,000	617,256 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	500,000	491,353 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	750,000	804,774
Total Alabama				12,406,468
Alaska — 0.2%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	607,788 (c)
Arizona — 5.3%
Chandler, AZ, IDA Revenue:
Intel Corp. Project	4.100%	6/15/28	500,000	502,032 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,000,000	2,998,507 (a)(b)(c)
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	751,689 (d)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,038,638 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,476,743 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	858,710 (d)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	7,001,132 (d)
Total Arizona				16,627,451
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	$750,000	$785,987 (c)
California — 11.6%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	3,100,000	3,270,247 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,153,455 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	550,000	582,990 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	2,650,000	2,837,756 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	1,100,000	1,200,102 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,201,353 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,267,428 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,502,060 (c)(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	467,121
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	688,659
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	9,000,000	11,062,322
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	268,574
Community Facilities District No 2003-1	5.750%	9/1/52	500,000	525,717
Community Facilities District No 2023-1	5.625%	9/1/53	1,060,000	1,115,125
Community Facilities District No 2023-1	5.000%	9/1/54	2,500,000	2,520,106
Total California				36,663,015
Colorado — 2.9%
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	493,349
North Range, CO, Metropolitan District No 2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	500,439
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,001,303
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$4,450,000	$5,329,608
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	506,117
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,207,125
Total Colorado				9,037,941
District of Columbia — 0.6%
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	1,750,000	1,882,761 (c)
Florida — 5.2%
Broward County, FL, Port Facilities Revenue, Senior Bonds, Series B	4.000%	9/1/49	4,500,000	4,083,418 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,018,374
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,009,244
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,204,323 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	992,028 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AGM	5.250%	7/1/53	2,950,000	3,064,404 (c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	1,500,000	1,538,611 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	500,000	516,981
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	400,000	392,714
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	763,906
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	225,421
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	962,198
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4 *(e)(f)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	$650,000	$665,195 (d)
Total Florida				16,436,821
Georgia — 1.4%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	800,000	840,099
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	500,000	531,596
Plant Vogtle Units 3&4, Project P, Series B	5.000%	1/1/59	1,200,000	1,203,316
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,250,000	1,281,371
Series C	5.000%	9/1/30	500,000	529,910 (a)(b)
Total Georgia				4,386,292
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	750,000	626,193
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	250,000	282,785 (g)
Total Hawaii				908,978
Illinois — 12.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,008,128
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	509,469
Dedicated, Series A	5.875%	12/1/47	1,000,000	1,070,936
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	101,050
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,176,376
Series A	5.000%	12/1/35	2,000,000	2,043,629
Series D	5.000%	12/1/46	750,000	734,992
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,273,037
Series A, Refunding	5.000%	1/1/28	1,500,000	1,551,015
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,005,578 (c)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,002,524 (c)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$4,000,000	$4,022,847
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	268,213
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,254,209 (c)
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	650,000	662,838
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	385,000	374,507
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	720,000	766,262
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,063,198
Series A	5.000%	3/1/46	1,000,000	1,038,440
Series A, Refunding	5.000%	10/1/29	2,900,000	3,070,349
Series A, Refunding	5.000%	10/1/30	1,475,000	1,560,565
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,160,634
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	767,135
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,397,771
Total Illinois				38,883,702
Indiana — 1.4%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,158,737
Marion General Hospital, Series A	4.000%	7/1/45	500,000	456,637
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	500,000	512,028
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	2,400,000	2,432,629 (c)
Total Indiana				4,560,031
Louisiana — 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,014,489
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	937,493
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	454,253
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
St. John the Baptist Parish, LA, State Revenue, Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	$1,000,000	$1,001,586 (a)(b)
Total Louisiana				3,407,821
Maryland — 1.1%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	904,575
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	305,350 (c)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,010,329 (c)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	462,471
Frederick Health System, Refunding	4.000%	7/1/50	725,000	646,095
Total Maryland				3,328,820
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,000,000	1,040,083
Michigan — 0.8%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,123,938
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	500,000	476,362
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	95,000	96,094
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	860,196 (c)
Total Michigan				2,556,590
Minnesota — 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/44	3,500,000	3,563,589 (c)
Missouri — 1.6%
Missouri State HEFA Revenue:
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/48	1,000,000	1,043,692
Lutheran Senior Services Projects, Series A, Refunding	5.250%	2/1/54	1,000,000	1,033,294
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	$3,000,000	$2,991,435
Total Missouri				5,068,421
Nebraska — 1.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project No 3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,431,319
Nevada — 1.1%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	1,295,000	1,300,592 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,015,802 (d)
Total Nevada				3,316,394
New Hampshire — 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	700,000	734,545
New Jersey — 3.3%
New Jersey State EDA Revenue:
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,863,148
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,150,000	1,175,197 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,093,324
Transportation Program, Series CC	4.125%	6/15/50	2,250,000	2,176,831
Transportation Program, Series CC	5.250%	6/15/50	1,500,000	1,624,672
Transportation System, Series A, Refunding	4.250%	6/15/40	500,000	510,333
Total New Jersey				10,443,505
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	735,470
New York — 9.6%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	783,084 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	4.000%	11/15/45	500,000	472,972
Series A-2	5.000%	5/15/30	1,000,000	1,066,306 (a)(b)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series B, Refunding	5.000%	11/15/37	$500,000	$508,992
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	691,128
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,471,589
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	800,000	893,495 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	700,000	746,181 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,927,520 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	9,645,000	9,942,235 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AGM	5.125%	6/30/60	6,125,000	6,281,096 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	300,000	318,992 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AGC	4.500%	12/31/54	700,000	690,533 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AGC	0.000%	12/31/54	300,000	187,347 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,100,005 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,199,584 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,395,207 (c)(h)
Consolidated Series 221	4.000%	7/15/55	500,000	454,940 (c)
Total New York				30,131,206
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	614,453
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — 1.8%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$1,300,000	$1,171,127
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,000,000	930,346 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,000,000	1,871,529 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,655,239 (c)
Total Ohio				5,628,241
Oklahoma — 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	507,320
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,006,858
Total Oklahoma				1,514,178
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,234,834
Pennsylvania — 4.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	984,321
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,754,012
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	1,000,000	1,005,436
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,700,000	1,716,938 (a)(b)
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	2,000,000	2,151,761 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,400,000	5,570,615 (c)
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	$1,200,000	$1,180,419
Total Pennsylvania				14,363,502
Puerto Rico — 5.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,626,264 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	42,200
Restructured, Series A-1	5.375%	7/1/25	26,131	26,299
Restructured, Series A-1	5.625%	7/1/27	51,860	54,080
Restructured, Series A-1	5.625%	7/1/29	51,018	54,776
Restructured, Series A-1	5.750%	7/1/31	49,554	54,944
Restructured, Series A-1	4.000%	7/1/33	46,990	46,769
Restructured, Series A-1	4.000%	7/1/35	442,237	438,475
Restructured, Series A-1	4.000%	7/1/37	2,160,000	2,113,618
Restructured, Series A-1	4.000%	7/1/41	299,287	283,078
Restructured, Series A-1	4.000%	7/1/46	51,258	46,140
Subseries CW	0.000%	11/1/43	193,904	121,820 (b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	692,250 *(e)
Series A	5.050%	7/1/42	215,000	104,812 *(e)
Series XX	5.250%	7/1/40	2,130,000	1,038,375 *(e)
Series ZZ, Refunding	—	7/1/18	350,000	169,750 *(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	699,009
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	1,137,056
Restructured, Series A-1	4.550%	7/1/40	130,000	130,328
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,183,653
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,145,318
Restructured, Series A-2	4.329%	7/1/40	720,000	714,427
Total Puerto Rico				16,923,441
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	382,200 *(e)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$1,000,000	$945,789
Tennessee — 0.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	1,000,000	963,786
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	750,000	802,525
Total Tennessee				1,766,311
Texas — 11.7%
Austin, TX, Airport System Revenue, Series 2022	5.000%	11/15/52	750,000	766,548 (c)
Central Texas Regional Mobility Authority Revenue:
CAB, Refunding	0.000%	1/1/36	2,800,000	1,793,373
CAB, Refunding	0.000%	1/1/38	2,000,000	1,148,443
CAB, Refunding	0.000%	1/1/40	2,200,000	1,116,479
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/36	1,500,000	1,610,822 (c)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,000,352 (c)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,565,339 (c)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,050,260 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	939,205 (c)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,507,135 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	111,980 (c)
Series 2017	5.000%	11/1/36	110,000	111,681 (c)
New Hope Cultural Education Facilities Finance Corp., TX:
Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	1,200,000	1,143,673
Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	499,999
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	$900,000	$726,333
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	250,000	175,858 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,011,514
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,180,785
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	1,945,000	2,010,244
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	516,073
Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/40	600,000	639,316 (c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	130,000	126,689
Total Texas				36,752,101
Utah — 1.1%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	360,495
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	636,083
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	754,731
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	460,393
Series A	5.375%	10/15/40	1,150,000	1,177,457
Total Utah				3,389,159
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$500,000	$527,419
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	768,720 (c)
Total Virginia				1,296,139
Washington — 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,164,885
Wisconsin — 1.5%
Public Finance Authority, WI, Revenue, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	300,000	303,500
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	638,257
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,489,686
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	651,694 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	535,633
Total Wisconsin				4,618,770

Total Municipal Bonds (Cost — $301,867,253)				301,539,001
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 5.0%
Florida — 1.2%
Florida State Department of Transportation Turnpike Revenue:
Series C	4.000%	7/1/51	2,000,000	1,916,575
Series C	4.000%	7/1/54	2,100,000	1,985,245
Total Florida				3,901,820
New York — 3.8%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	3,055,000	3,282,363
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	$4,755,000	$4,592,455
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	3,700,000	3,911,614
Total New York				11,786,432

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $15,719,135)				15,688,252
Total Investments before Short-Term Investments (Cost — $317,586,388)				317,227,253

Short-Term Investments — 1.5%
Municipal Bonds — 1.5%
Delaware — 0.2%
University of Delaware, DE, Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	1.200%	11/1/35	115,000	115,000 (k)(l)
Series C, Refunding, SPA - TD Bank N.A.	1.200%	11/1/37	400,000	400,000 (k)(l)
Total Delaware				515,000
Florida — 0.2%
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	2.250%	5/1/33	100,000	100,000 (k)(l)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Sunbelt Obligated Group, Series I-3, Refunding	2.200%	11/15/33	700,000	700,000 (k)(l)
Total Florida				800,000
Illinois — 0.1%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	1.800%	8/1/44	300,000	300,000 (k)(l)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	1.750%	3/1/48	100,000	100,000 (k)(l)
New Mexico — 0.3%
New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	1.350%	8/1/34	800,000	800,000 (k)(l)
New York — 0.3%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.200%	11/1/38	100,000	100,000 (k)(l)
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	1.350%	6/1/44	500,000	500,000 (k)(l)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

 Western Asset Municipal High Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State HFA Revenue, 10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	2.670%	5/1/35	$300,000	$300,000 (k)(l)
Total New York				900,000
Utah — 0.4%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	1.250%	5/15/58	1,400,000	1,400,000 (k)(l)

Total Short-Term Investments (Cost — $4,815,000)				4,815,000
Total Investments — 102.3% (Cost — $322,401,388)				322,042,253
TOB Floating Rate Notes — (2.9)%				(8,995,000)
Other Assets in Excess of Other Liabilities — 0.6%				1,727,459
Total Net Assets — 100.0%				$314,774,712

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of January 31, 2025.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(i)	The maturity principal is currently in default as of January 31, 2025.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset Municipal High Income Fund
Abbreviation(s) used in this schedule:
AGC	—	Assured Guaranty Corporation — Insured Bonds
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
At January 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	82	3/25	$10,163,032	$9,714,437	$(448,595)
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
January 31, 2025

Assets:
Investments, at value (Cost — $322,401,388)	$322,042,253
Cash	60,518
Interest receivable	2,923,868
Receivable for Fund shares sold	188,687
Deposits with brokers for open futures contracts	64,699
Prepaid expenses	30,553
Total Assets	325,310,578
Liabilities:
TOB Floating Rate Notes (Note 1)	8,995,000
Payable for Fund shares repurchased	647,085
Payable for securities purchased	286,683
Distributions payable	133,519
Investment management fee payable	111,973
Payable to brokers — net variation margin on open futures contracts	89,688
Interest and commitment fees payable	70,395
Service and/or distribution fees payable	29,361
Trustees’ fees payable	52
Accrued expenses	172,110
Total Liabilities	10,535,866
Total Net Assets	$314,774,712
Net Assets:
Par value (Note 7)	$245
Paid-in capital in excess of par value	340,652,172
Total distributable earnings (loss)	(25,877,705)
Total Net Assets	$314,774,712
Net Assets:
Class A	$203,491,002
Class C	$5,751,065
Class I	$105,532,645
Shares Outstanding:
Class A	15,776,573
Class C	448,264
Class I	8,225,973
Net Asset Value:
Class A (and redemption price)	$12.90
Class C*	$12.83
Class I (and redemption price)	$12.83
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$13.40

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2025

Investment Income:
Interest	$7,548,787
Expenses:
Investment management fee (Note 2)	736,349
Service and/or distribution fees (Notes 2 and 5)	179,151
Interest expense (Note 1)	147,126
Transfer agent fees (Notes 2 and 5)	119,170
Registration fees	35,695
Fund accounting fees	35,419
Audit and tax fees	23,451
Legal fees	8,139
Shareholder reports	7,964
Trustees’ fees	4,385
Commitment fees (Note 8)	1,506
Insurance	1,069
Miscellaneous expenses	5,079
Total Expenses	1,304,503
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(33,065)
Net Expenses	1,271,438
Net Investment Income	6,277,349
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	2,240,390
Futures contracts	(104,232)
Net Realized Gain	2,136,158
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(4,637,735)
Futures contracts	(763,844)
Change in Net Unrealized Appreciation (Depreciation)	(5,401,579)
Net Loss on Investments and Futures Contracts	(3,265,421)
Increase in Net Assets From Operations	$3,011,928
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2025 (unaudited) and the Year Ended July 31, 2024	2025	2024
Operations:
Net investment income	$6,277,349	$13,206,469
Net realized gain (loss)	2,136,158	(1,743,596)
Change in net unrealized appreciation (depreciation)	(5,401,579)	9,809,863
Increase in Net Assets From Operations	3,011,928	21,272,736
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,296,497)	(12,951,356)
Decrease in Net Assets From Distributions to Shareholders	(6,296,497)	(12,951,356)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,356,805	81,152,699
Reinvestment of distributions	5,467,449	11,194,230
Cost of shares repurchased	(45,380,444)	(88,703,733)
Increase (Decrease) in Net Assets From Fund Share Transactions	(16,556,190)	3,643,196
Increase (Decrease) in Net Assets	(19,840,759)	11,964,576
Net Assets:
Beginning of period	334,615,471	322,650,895
End of period	$314,774,712	$334,615,471
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.04	$12.70	$13.15	$14.73	$14.07	$14.27
Income (loss) from operations:
Net investment income	0.25	0.51	0.49	0.42	0.46	0.51
Net realized and unrealized gain (loss)	(0.14)	0.33	(0.45)	(1.58)	0.65	(0.20)
Total income (loss) from operations	0.11	0.84	0.04	(1.16)	1.11	0.31
Less distributions from:
Net investment income	(0.25)	(0.50)	(0.49)	(0.42)	(0.45)	(0.51)
Total distributions	(0.25)	(0.50)	(0.49)	(0.42)	(0.45)	(0.51)
Net asset value, end of period	$12.90	$13.04	$12.70	$13.15	$14.73	$14.07
Total return[3]	0.89%	6.73%	0.42%	(7.96)%	7.98%	2.32%
Net assets, end of period (millions)	$203	$213	$213	$236	$284	$274
Ratios to average net assets:
Gross expenses	0.83%[4]	0.81%	0.80%	0.83%	0.82%	0.82%
Net expenses	0.83 [4]	0.81	0.80 [5]	0.83	0.82 [5]	0.82 [5]
Net investment income	3.78 [4]	4.03	3.91	3.03	3.19	3.66
Portfolio turnover rate	8%	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.97	$12.64	$13.08	$14.64	$14.00	$14.19
Income (loss) from operations:
Net investment income	0.21	0.44	0.42	0.34	0.38	0.44
Net realized and unrealized gain (loss)	(0.14)	0.32	(0.44)	(1.56)	0.63	(0.20)
Total income (loss) from operations	0.07	0.76	(0.02)	(1.22)	1.01	0.24
Less distributions from:
Net investment income	(0.21)	(0.43)	(0.42)	(0.34)	(0.37)	(0.43)
Total distributions	(0.21)	(0.43)	(0.42)	(0.34)	(0.37)	(0.43)
Net asset value, end of period	$12.83	$12.97	$12.64	$13.08	$14.64	$14.00
Total return[3]	0.60%	6.07%	(0.08)%	(8.40)%	7.34%	1.74%
Net assets, end of period (000s)	$5,751	$6,513	$9,148	$12,926	$23,250	$31,104
Ratios to average net assets:
Gross expenses	1.39%[4]	1.37%	1.36%	1.39%	1.38%	1.39%
Net expenses	1.39 [4]	1.37	1.36 [5]	1.39	1.38	1.39 [5]
Net investment income	3.22 [4]	3.47	3.34	2.46	2.64	3.10
Portfolio turnover rate	8%	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.97	$12.64	$13.08	$14.65	$14.00	$14.19
Income (loss) from operations:
Net investment income	0.26	0.53	0.51	0.44	0.48	0.54
Net realized and unrealized gain (loss)	(0.14)	0.32	(0.44)	(1.57)	0.65	(0.20)
Total income (loss) from operations	0.12	0.85	0.07	(1.13)	1.13	0.34
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.51)	(0.44)	(0.48)	(0.53)
Total distributions	(0.26)	(0.52)	(0.51)	(0.44)	(0.48)	(0.53)
Net asset value, end of period	$12.83	$12.97	$12.64	$13.08	$14.65	$14.00
Total return[3]	0.98%	6.86%	0.67%	(7.79)%	8.18%	2.49%
Net assets, end of period (millions)	$106	$115	$101	$128	$183	$175
Ratios to average net assets:
Gross expenses	0.70%[4]	0.68%	0.67%	0.70%	0.69%	0.69%
Net expenses[5,6]	0.64 [4]	0.63	0.62	0.66	0.65	0.65
Net investment income	3.97 [4]	4.21	4.08	3.19	3.35	3.83
Portfolio turnover rate	8%	20%	20%	13%	21%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended January 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective November 30, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. Prior to November 30, 2022, the expense limitation was 0.65%.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$301,539,001	—	$301,539,001
Municipal Bonds Deposited in Tender Option Bond Trusts	—	15,688,252	—	15,688,252
Total Long-Term Investments	—	317,227,253	—	317,227,253
Short-Term Investments†	—	4,815,000	—	4,815,000
Total Investments	—	$322,042,253	—	$322,042,253
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$448,595	—	—	$448,595

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended January 31, 2025, the average daily amount of floating rate notes outstanding was $8,044,293 and weighted average interest rate was 3.58%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of January 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended,

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of an expense limitation arrangement between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended January 31, 2025, fees waived and/or expenses reimbursed amounted to $33,065.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at January 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires July 31, 2025	$357	$16	$52,327
Expires July 31, 2026	—	—	58,374
Expires July 31, 2027	—	—	33,065
Total fee waivers/expense reimbursements subject to recapture	$357	$16	$143,766
For the six months ended January 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended January 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $802 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended January 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,961
CDSCs	362

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2025, such purchase and sale transactions (excluding accrued interest) were $16,520,000 and $19,100,000, respectively.
3. Investments
During the six months ended January 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$25,816,827
Sales	43,837,720
At January 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$313,623,283	$8,148,772	$(8,724,802)	$(576,030)
Futures contracts	—	—	(448,595)	(448,595)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at January 31, 2025.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$448,595
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended January 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(104,232)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(763,844)
During the six months ended January 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$10,345,911
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended January 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$157,744	$69,922
Class C	21,407	2,311
Class I	—	46,937
Total	$179,151	$119,170

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

For the six months ended January 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class I	$33,065
Total	$33,065
6. Distributions to shareholders by class

	Six Months Ended January 31, 2025	Year Ended July 31, 2024
Net Investment Income:
Class A	$3,989,878	$8,318,377
Class C	98,573	267,867
Class I	2,208,046	4,365,112
Total	$6,296,497	$12,951,356
7. Shares of beneficial interest
At January 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	921,827	$11,996,531	2,810,057	$35,646,718
Shares issued on reinvestment	283,826	3,700,137	606,412	7,689,707
Shares repurchased	(1,787,409)	(23,332,542)	(3,804,897)	(48,208,185)
Net decrease	(581,756)	$(7,635,874)	(388,428)	$(4,871,760)
Class C
Shares sold	32,792	$425,513	92,413	$1,161,826
Shares issued on reinvestment	7,167	92,918	20,020	251,875
Shares repurchased	(94,019)	(1,218,612)	(334,046)	(4,223,292)
Net decrease	(54,060)	$(700,181)	(221,613)	$(2,809,591)
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended January 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	847,352	$10,934,761	3,513,924	$44,344,155
Shares issued on reinvestment	129,138	1,674,394	257,713	3,252,648
Shares repurchased	(1,609,791)	(20,829,290)	(2,887,127)	(36,272,256)
Net increase (decrease)	(633,301)	$(8,220,135)	884,510	$11,324,547
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2025.
9. Deferred capital losses
As of July 31, 2024, the Fund had deferred capital losses of $28,762,168, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Western Asset Municipal High Income Fund 2025 Semi-Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Municipal High Income Fund 2025 Semi-Annual Report

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

Western Asset Municipal High Income Fund

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Western Asset
Municipal High Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Municipal High Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Municipal High Income Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90018-SFSOI 3/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 24, 2025